UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        02/15/2012
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      29
Form 13F Information Table Value Total:      341306
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple                           COM             037833100    16606    41003 SH       SOLE                    41003
BOEING CO                       COM             097023105    17671   240907 SH       SOLE                   240907
Baxter International            COM             071813109    13440   271634 SH       SOLE                   271634
Bemis Co                        COM             081437105    15905   528754 SH       SOLE                   528754
Bristol-Myers Squibb            COM             110122108    16960   481278 SH       SOLE                   481278
Cardinal Health                 COM             14149Y108    16757   412624 SH       SOLE                   412624
ConocoPhillips                  COM             20825C104    18737   257127 SH       SOLE                   257127
Costco Wholesale Corp           COM             22160K105    15810   189755 SH       SOLE                   189755
ISHR MSCI EMERG MKTS            COM             464287234       20      525 SH       SOLE                      525
EMC Corporation                 COM             268648102    15713   729492 SH       SOLE                   729492
General Dynamics                COM             369550108    14922   224701 SH       SOLE                   224701
Home Depot                      COM             437076102    20914   497482 SH       SOLE                   497482
INTERNATIONAL BUSINESS MACHS    COM             459200101    16130    87722 SH       SOLE                    87722
ISHR S&P SMALL CAP 600          COM             464287804      365     5340 SH       SOLE                     5340
MCDONALDS CORP                  COM             580135101    17748   176899 SH       SOLE                   176899
SPDR S&P MID CAP 400 ETF        COM             78467Y107      352     2205 SH       SOLE                     2205
Marathon Petroleum              COM             56585A102     6934   208304 SH       SOLE                   208304
Marathon Oil Corp               COM             565849106     7041   240551 SH       SOLE                   240551
ORACLE CORP                     COM             68389X105    15023   585688 SH       SOLE                   585688
MetroPCS Communications         COM             591708102       40     4615 SH       SOLE                     4615
POWER SHARES QQQ TRUST          COM             73935A104      323     5785 SH       SOLE                     5785
Rydex ETF Equal Weight          COM             78355W106      488    10535 SH       SOLE                    10535
ISHR BARCLAYS 1-3 YR TR BD      COM             464287457     2506    29655 SH       SOLE                    29655
SPDR S&P 500 ETF Trust          COM             78462F103     7671    61120 SH       SOLE                    61120
Sysco Corp                      COM             871829107    18288   623521 SH       SOLE                   623521
Target Corp                     COM             87612E106    14753   288031 SH       SOLE                   288031
UnitedHealth Group              COM             91324P102    16534   326240 SH       SOLE                   326240
Walgreen                        COM             931422109    15302   462848 SH       SOLE                   462848
WAL MART STORES INC             COM             931142103    18353   307120 SH       SOLE                   307120